Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Short Duration Flexible Bond Fund	Oct. 28, 2021
Class A
Operating Expenses:
Management Fees	0.44%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver	0.14%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	[1]
Class C
Operating Expenses:
Management Fees	0.44%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.56%
Fee Waiver	0.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.39%	[1]
Class S
Operating Expenses:
Management Fees	0.44%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.43%
Fee Waiver	0.54%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.89%	[1]
Class I
Operating Expenses:
Management Fees	0.44%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver	0.21%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.39%	[1]
Class N
Operating Expenses:
Management Fees	0.44%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver	0.11%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.39%	[1]
Class T
Operating Expenses:
Management Fees	0.44%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excludingout-of-pocket costs); brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.39% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.